Filed pursuant to Rule 497(e)
Registration Nos. 333-62298; 811-10401

Supplement dated January 28, 2016
to the
Prospectus dated December 29, 2015
for Geneva Advisors All Cap Growth Fund, Geneva Advisors Equity Income Fund,
Geneva Advisors International Growth Fund, Geneva Advisors Small Cap Opportunities Fund and Geneva Advisors Emerging Markets Fund (each, a “Fund,” and collectively, the “Funds”), each a series of Trust for Professional Managers

On January 28, 2016, the Board of Trustees of Trust for Professional Managers (the “Board”) approved a Shareholder Servicing Plan on behalf of the Class R shares of each Fund, and the administration of the Fund’s existing Class R shareholder servicing fee (the “Shareholder Servicing Fee”) of 0.10% under the Shareholder Servicing Plan.  The Shareholder Servicing Fee was previously administered under the Fund’s Distribution and Shareholder Servicing (Rule 12b-1) Plan.

The following disclosures in the Prospectus are hereby revised to reflect the administration of the Shareholder Servicing Fee under the Shareholder Servicing Plan:

Summary Section

Pg. 1 - Geneva Advisors All Cap Growth Fund – “Fees and Expenses of the Fund”

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class R Shares	Class I Shares
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.10%	1.10%
Distribution (12b-1) Fee	0.25%	None
Shareholder Servicing Fee	0.10%	None
Other Expenses	0.26%	0.26%
Total Annual Fund Operating Expenses	1.71%	1.36%
Fee Waiver/Expense Reimbursement	-0.25%	-0.25%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)	1.46%	1.11%
(1)
Pursuant to an operating expense limitation agreement between the Fund’s investment adviser, Geneva Advisors, LLC (“the Adviser”) and the Fund, the Adviser has agreed to waive its management fees and/or reimburse expenses of the Fund to ensure that Total Annual Fund Operating Expenses (exclusive of interest, acquired fund fees and expenses, leverage (i.e. any expenses incurred in connection with borrowings made by the Fund), and tax expenses, dividends and interest expenses on short positions, brokerage commissions and extraordinary expenses) do not exceed 1.45% for Class R shares and 1.10% for Class I shares of the Fund’s average net assets, through December 29, 2016.  The current operating expense limitation agreement can be terminated only by, or with the consent of, the Trust’s Board of Trustees (the “Board of Trustees”).  The Adviser is permitted to be reimbursed for management fee reductions and/or expense payments made in the prior three fiscal years, subject to the limitation on the Fund’s expenses in effect at the time of the waiver.

Pg. 5 - Geneva Advisors Equity Income Fund – “Fees and Expenses of the Fund”

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class R Shares	Class I Shares
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.10%	1.10%
Distribution (12b-1) Fee	0.25%	None
Shareholder Servicing Fee	0.10%	None
Other Expenses	0.27%	0.28%
Total Annual Fund Operating Expenses(1)	1.72%	1.38%
Fee Waiver/Expense Reimbursement	-0.26%	-0.27%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)	1.46%	1.11%
(1)
Please note that Total Annual Fund Operating Expenses in the table above do not correlate to the ratio of Expenses to Average Net Assets found within the “Financial Highlights” section of this prospectus, which does not include Acquired Fund Fees and Expenses.

(2)
Pursuant to an operating expense limitation agreement between the Fund’s investment adviser, Geneva Advisors, LLC (“the Adviser”) and the Fund, the Adviser has agreed to waive its management fees and/or reimburse expenses of the Fund to ensure that Total Annual Fund Operating Expenses (exclusive of interest, acquired fund fees and expenses, leverage (i.e. any expenses incurred in connection with borrowings made by the Fund), and tax expenses, dividends and interest expenses on short positions, brokerage commissions and extraordinary expenses) do not exceed 1.45% for Class R shares and 1.10% for Class I shares of the Fund’s average net assets, through December 29, 2016.  The current operating expense limitation agreement can be terminated only by, or with the consent of, the Trust’s Board of Trustees (the “Board of Trustees”).  The Adviser is permitted to be reimbursed for management fee reductions and/or expense payments made in the prior three fiscal years, subject to the limitation on the Fund’s expenses in effect at the time of the waiver.

Pg. 9 - Geneva Advisors International Growth Fund – “Fees and Expenses of the Fund”

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class R Shares	Class I Shares
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.10%	1.10%
Distribution (12b-1) Fee	0.25%	None
Shareholder Servicing Fee	0.10%	None
Other Expenses	1.02%	1.00%
Total Annual Fund Operating Expenses(1)	2.47%	2.10%
Fee Waiver/Expense Reimbursement	-1.01%	-0.99%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)	1.46%	1.11%

(1)
Please note that Total Annual Fund Operating Expenses in the table above do not correlate to the ratio of Expenses to Average Net Assets found within the “Financial Highlights” section of this prospectus, which does not include Acquired Fund Fees and Expenses.

(2)
Pursuant to an operating expense limitation agreement between the Fund’s investment adviser, Geneva Advisors, LLC (the “Adviser”) and the Fund, the Adviser has agreed to waive its management fees and/or reimburse expenses of the Fund to ensure that Total Annual Fund Operating Expenses (exclusive of interest, acquired fund fees and expenses, leverage (i.e. any expenses incurred in connection with borrowings made by the Fund), and tax expenses, dividends and interest expenses on short positions, brokerage commissions and extraordinary expenses) do not exceed 1.45% for Class R shares and 1.10% for Class I shares of the Fund’s average net assets, through December 29, 2016.  The current operating expense limitation agreement can be terminated only by, or with the consent of, the Trust’s Board of Trustees (the “Board of Trustees”).  The Adviser is permitted to be reimbursed for management fee reductions and/or expense payments made in the prior three fiscal years, subject to the limitation on the Fund’s expenses in effect at the time of the waiver.

Pg. 13 - Geneva Advisors Small Cap Opportunities Fund – “Fees and Expenses of the Fund”

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class R Shares	Class I Shares
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.20%	1.20%
Distribution (12b-1) Fee	0.25%	None
Shareholder Servicing Fee	0.10%	None
Other Expenses	4.53%	3.65%
Total Annual Fund Operating Expenses(1)	6.08%	4.85%
Fee Waiver/Expense Reimbursement	-4.92%	-4.04%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)	1.16%	0.81%
(1)
Please note that Total Annual Fund Operating Expenses in the table above do not correlate to the ratio of Expenses to Average Net Assets found within the “Financial Highlights” section of this prospectus, which does not include Acquired Fund Fees and Expenses.

(2)
Pursuant to an operating expense limitation agreement between Geneva Advisors, LLC (the “Adviser”) and the Fund, the Adviser has agreed to waive its management fees and/or reimburse expenses of the Fund to ensure that Total Annual Fund Operating Expenses (exclusive of interest, acquired fund fees and expenses, leverage (i.e. any expenses incurred in connection with borrowings made by the Fund), and tax expenses, dividends and interest expenses on short positions, brokerage commissions and extraordinary expenses) do not exceed 1.15% for Class R shares and 0.80% for Class I shares of the Fund’s average net assets, through December 29, 2016.  The current operating expense limitation agreement can be terminated only by, or with the consent of, the Trust’s Board of Trustees (the “Board of Trustees”).  The Adviser is permitted to be reimbursed for management fee reductions and/or expense payments made in the prior three fiscal years, subject to the limitation on the Fund’s expenses in effect at the time of the waiver.

Pg. 17 - Geneva Advisors Emerging Markets Fund – “Fees and Expenses of the Fund”

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class R Shares	Class I Shares
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%	1.25%
Distribution (12b-1) Fee	0.25%	None
Shareholder Servicing Fee	0.10%	None
Other Expenses(1)	14.43%	16.13%
Total Annual Fund Operating Expenses	16.03%	17.38%
Fee Waiver/Expense Reimbursement	-14.42%	-16.12%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)	1.61%	1.26%
(1)
Please note that Total Annual Fund Operating Expenses in the table above do not correlate to the ratio of Expenses to Average Net Assets found within the “Financial Highlights” section of this prospectus, which does not include Acquired Fund Fees and Expenses.

(2)
Pursuant to an operating expense limitation agreement between Geneva Advisors, LLC (the “Adviser”) and the Fund, the Adviser has agreed to waive its management fees and/or reimburse expenses of the Fund to ensure that Total Annual Fund Operating Expenses (exclusive of interest, acquired fund fees and expenses, leverage (i.e. any expenses incurred in connection with borrowings made by the Fund), and tax expenses, dividends and interest expenses on short positions, brokerage commissions and extraordinary expenses) do not exceed 1.60% for Class R shares and 1.25% for Class I shares of the Fund’s average net assets, through November 24, 2017.  The current operating expense limitation agreement can be terminated only by, or with the consent of, the Trust’s Board of Trustees (the “Board of Trustees”).  The Adviser is permitted to be reimbursed for management fee reductions and/or expense payments made in the prior three fiscal years, subject to the limitation on the Fund’s expenses in effect at the time of the waiver.

Page 30 – “Shareholder Information – Choosing a Share Class”

Each Fund offers Class R and Class I shares in this Prospectus.  The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and may have different share prices as outlined below:

•	Class I shares are offered for sale at NAV without the imposition of a sales charge or Rule 12b-1 distribution fee.

•
Class R shares are offered for sale at NAV without the imposition of a sales charge.  Class R shares are subject to a Rule 12b-1 distribution fee of 0.25% of the average daily net assets of the Fund attributable to Class R shares, computed on an annual basis.  Class R shares are also subject to a shareholder servicing fee of 0.10% of the average daily net assets of the Fund, computed on an annual basis.

Each class of Fund shares has different expenses and distribution arrangements to provide for different investment needs.  Class I shares are offered primarily to institutions such as pension and profit sharing plans, employee benefit trusts, endowments, foundations, corporations and high net worth individuals.  Class I shares may also be offered through certain financial intermediaries that charge their customers transaction or other distribution or service fees with respect to their customer’s investments in a Fund.  Pension and profit sharing plans, employee trusts and employee benefit plan alliances and “wrap account” or “managed fund” programs established with broker-dealers or financial intermediaries that maintain an omnibus or pooled account for a Fund and do not require the Fund to pay a fee generally may purchase Class I shares, subject to investment minimums.

You should always discuss the suitability of your investment with your broker-dealer or financial adviser.

Page 41 – “Distribution of Fund Shares”

Rule 12b-1 Distribution Plan

The Trust, on behalf of the Funds has adopted a Distribution Plan (the “Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act.  Under the Plan, the Funds are authorized to pay the Distributor a fee for the sale and distribution of the Funds’ Class R shares.  The amount of the Rule 12b-1 distribution fee authorized is an annual rate of 0.25% of a Fund’s average daily net assets attributable to Class R shares.  Class I shares of the Funds are not subject to a Rule 12b-1 distribution fee.

Shareholder Servicing Plan

The Trust, on behalf of the Funds has also adopted a Shareholder Servicing Plan on behalf of each Fund’s Class R shares that allows a Fund to make payments to financial intermediaries and other persons for certain personal services for shareholders and/or the maintenance of shareholder accounts.  The amount of the shareholder servicing fee authorized is an annual rate of 0.10% of a Fund’s average daily net assets attributable to Class R shares.  Class I shares of the Funds are not subject to a shareholder servicing fee.

Because these fees are paid out of a Fund’s assets attributable to Class R shares on an on-going basis, over time these fees will increase the cost of your investment in Class R shares of a Fund and may cost you more than paying other types of sales charges.

Please retain this supplement with your Prospectus

Filed pursuant to Rule 497(e)
Registration Nos. 333-62298; 811-10401

Supplement dated January 28, 2016
to the
Statement of Additional Information (“SAI”)
dated December 29, 2015
for Geneva Advisors All Cap Growth Fund, Geneva Advisors Equity Income Fund,
Geneva Advisors International Growth Fund, Geneva Advisors Small Cap Opportunities Fund and Geneva Advisors Emerging Markets Fund (each, a “Fund,” and collectively, the “Funds”), each a series of Trust for Professional Managers

On January 28, 2016, the Board of Trustees of Trust for Professional Managers (the “Board”) approved a Shareholder Servicing Plan on behalf of the Class R shares of each Fund, and the administration of the Fund’s existing Class R shareholder servicing fee (the “Shareholder Servicing Fee”) of 0.10% under the Shareholder Servicing Plan.  The Shareholder Servicing Fee was previously administered under the Fund’s Distribution and Shareholder Servicing (Rule 12b-1) Plan.

The following disclosures in the SAI are hereby revised to reflect the administration of the Shareholder Servicing Fee under the Shareholder Servicing Plan:

Page 31 – “Distribution and Servicing of Fund Shares”

Rule 12b-1 Distribution Plan
The Trust, on behalf of the Funds has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended (the “Distribution Plan”), on behalf of the Funds.

Under the Distribution Plan, each Fund pays a fee to the Distributor for distribution services (the “Distribution Fee”) for the Class R shares of the Fund at an annual rate of 0.25% of the Fund’s average daily NAV attributable to Class R shares.  The Distribution Plan provides that the Distributor may use all or any portion of such Distribution Fee to finance any activity that is principally intended to result in the sale of Class R shares of the Funds, subject to the terms of the Distribution Plan, or to provide certain shareholder services.  Class I shares of the Funds are not subject to a distribution fee.

The Distribution Fee is payable to the Distributor regardless of the distribution-related expenses actually incurred.  Because the Distribution Fee is not directly tied to expenses, the amount of distribution fees paid by the Funds during any year may be more or less than actual expenses incurred pursuant to the Distribution Plan.  For this reason, this type of distribution fee arrangement is characterized by the staff of the SEC as a “compensation” plan.

The Distributor may use the Distribution Fee to pay for services covered by the Distribution Plan including, but not limited to, advertising, compensating underwriters, dealers and selling personnel engaged in the distribution of Fund shares, the printing and mailing of prospectuses, statements of additional information and reports to other than current Fund shareholders, the printing and mailing of sales literature pertaining to the Funds, and obtaining whatever information, analyses and reports with respect to marketing and promotional activities that the Funds may, from time to time, deem advisable.

The tables below show the amount of 12b-1 fees incurred and the allocation of such fees by the Funds for the fiscal periods ended August 31, 2015.

Actual Rule 12b-1 Expenditures Incurred by the All Cap Growth Fund During the Fiscal Year Ended August 31, 2015
Total Dollars Allocated
Advertising/Marketing	$0
Printing/Postage	$0
Payment to distributor	$0
Payment to dealers	$77,663
Compensation to sales personnel	$0
Other	$0
Total	$77,663

Actual Rule 12b-1 Expenditures Incurred by the Equity Income Fund During the Fiscal Year Ended August 31, 2015
Total Dollars Allocated
Advertising/Marketing	$0
Printing/Postage	$0
Payment to distributor	$0
Payment to dealers	$19,304
Compensation to sales personnel	$0
Other	$0
Total	$19,304

Actual Rule 12b-1 Expenditures Incurred by the International Growth Fund During the Fiscal Year Ended August 31, 2015
Total Dollars Allocated
Advertising/Marketing	$0
Printing/Postage	$0
Payment to distributor	$0
Payment to dealers	$2,984
Compensation to sales personnel	$0
Other	$0
Total	$2,984

Actual Rule 12b-1 Expenditures Incurred by the Small Cap Opportunities Fund During the Fiscal Year Ended August 31, 2015
Total Dollars Allocated
Advertising/Marketing	$0
Printing/Postage	$0
Payment to distributor	$0
Payment to dealers	$778
Compensation to sales personnel	$0
Other	$0
Total	$778

Actual Rule 12b-1 Expenditures Incurred by the Emerging Markets Fund During the Fiscal Period Ended August 31, 2015*
Total Dollars Allocated
Advertising/Marketing	$0
Printing/Postage	$0
Payment to distributor	$0
Payment to dealers	$180
Compensation to sales personnel	$0
Other	$0
Total	$180
*	The Emerging Markets Fund commenced operations on November 26, 2014.

To the extent these asset-based fees and other payments made under the Distribution Plan to financial intermediaries for the distribution services they provide to the Funds’ shareholders exceed the Distribution Fees available, these payments are made by the Adviser from its own resources, which may include its profits from the advisory fee it receives from the Funds.  In addition, the Funds may participate in various “fund supermarkets” in which a mutual fund supermarket sponsor (usually a broker-dealer) offers many mutual funds to the sponsor’s customers without charging the customers a sales charge.  In connection with its participation in such platforms, the Adviser may use all or a portion of the Distribution Fee to pay one or more supermarket sponsors a negotiated fee for distributing a Fund’s shares.  In addition, in its discretion, the Adviser may pay additional fees to such intermediaries from its own assets.

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The Distribution Plan provides that it will continue from year-to-year upon approval by the majority vote of the Board of Trustees, including a majority of the trustees who are not “interested persons” of the Funds, as defined in the 1940 Act, and who have no direct or indirect financial interest in the operations of the Distribution Plan or in any agreement related to such plan (the “Qualified Trustees”), as required by the 1940 Act, cast in person at a meeting called for that purpose.  It is also required that the trustees who are not “interested persons” of the Funds, select and nominate all other trustees who are not “interested persons” of the Funds.  The Distribution Plan and any related agreements may not be amended to materially increase the amounts to be spent for distribution expenses without approval of shareholders holding a majority of each Fund’s outstanding shares.  All material amendments to the Distribution Plan or any related agreements must be approved by a vote of a majority of the Board of Trustees and the Qualified Trustees, cast in person at a meeting called for the purpose of voting on any such amendment.

The Distribution Plan requires that the Adviser provide to the Board of Trustees, at least quarterly, a written report on the amounts and purpose of any payment made under the Distribution Plan.  The Adviser is also required to furnish the Board of Trustees with such other information as may reasonably be requested in order to enable the Board of Trustees to make an informed determination of whether the Distribution Plan should be continued.  With the exception of the Adviser, no “interested person” of the Funds, as defined in the 1940 Act, and no Qualified Trustee of the Funds has or had a direct or indirect financial interest in the Distribution Plan or any related agreement.

As noted above, the Distribution Plan provides for the ability to use Fund assets to pay financial intermediaries (including those that sponsor mutual fund supermarkets), plan administrators and other service providers to finance any activity that is principally intended to result in the sale of Fund shares (distribution services).  The payments made by the Funds to these financial intermediaries are based primarily on the dollar amount of assets invested in the Funds through the financial intermediaries.  These financial intermediaries may pay a portion of the payments that they receive from the Funds to their investment professionals.  In addition to the ongoing asset-based fees paid to these financial intermediaries under the Distribution Plan, the Funds may, from time to time, make payments under the Distribution Plan that help defray the expenses incurred by these intermediaries for conducting training and educational meetings about various aspects of the Funds for their employees.  In addition, the Funds may make payments under the Distribution Plan for exhibition space and otherwise help defray the expenses these financial intermediaries incur in hosting client seminars where the Funds are discussed.

Shareholder Servicing Plan
The Funds have adopted a Shareholder Servicing Plan on behalf of its Class R shares to pay for shareholder support services from Fund assets pursuant to a Shareholder Servicing Agreement in an amount not to exceed 0.10% of a Fund’s average daily net assets attributable to Class R shares.  Each Fund is responsible for paying a portion of shareholder servicing fees to each of the shareholder servicing agents who have written shareholder servicing agreements with that Fund, and perform shareholder servicing functions and maintenance of shareholder accounts on behalf of Class R shareholders.  Class I shares are not subject to a shareholder servicing fee.

Shareholder Servicing Fees Paid During Fiscal Periods Ended August 31,
Fund	2015	2014	2013
All Cap Growth Fund	$31,065	$25,468	$51,242
Equity Income Fund	$7,721	$6,990	$5,646
International Growth Fund	$1,194	$1,032	$51(1)
Small Cap Opportunities Fund	$311	$139(2)	N/A(2)
Emerging Markets Fund	$72	N/A(3)	N/A(3)
(1)	The International Growth Fund commenced operations on May 30, 2013.
(2)	The Small Cap Opportunities Fund commenced operations on December 27, 2013.
(3)	The Emerging Markets Fund commenced operations on November 26, 2014.

Please retain this supplement with your SAI

3